UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Ready Assets
Prime Money Fund, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Ready Assets Prime Money Fund
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Certificates of Deposit - 2.5%
Bank of America, NA, 0.40%, 8/21/09	$ 40,000	$ 40,000,000
State Street Bank and Trust Co., 0.34%, 10/07/09	24,000	24,000,000
State Street Bank and Trust Co., 0.29%, 10/27/09	25,000	25,000,000
Wachovia Bank, NA, 1.00%, 8/04/09 (a)	29,150	29,150,000
Total Certificates of Deposit		118,150,000
Certificates of Deposit - Yankee - 33.7% (b)
BNP Paribas, NY, 0.65%, 11/20/09	30,000	30,000,000
BNP Paribas, NY, 0.55%, 12/04/09	35,000	35,000,000
BNP Paribas, NY, 0.47%, 1/08/10	45,000	45,000,000
BNP Paribas, NY, 0.42%, 2/03/10	30,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/03/09	65,000	65,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	40,000	40,000,962
Banco Bilbao Vizcaya Argentaria SA, NY, 0.66%, 12/04/09	20,000	20,000,341
Banco Bilbao Vizcaya Argentaria SA, NY, 0.53%, 12/30/09	40,000	40,000,826
Bank of Montreal, NY, 0.25%, 9/22/09	10,000	10,000,000
Bank of Tokyo-Mitsubishi Ltd., NY, 0.75%, 8/07/09	30,000	30,000,000
Barclays Bank Plc, NY, 0.73%, 8/07/09	50,000	50,000,000
Credit Agricole SA, London, 0.61%, 12/29/09	35,000	35,000,000
Deutsche Bank AG, NY, 0.50%, 8/11/09	55,000	55,000,000
Dexia Credit Local, New York - GTD, 0.51%, 8/17/09 (a)	58,500	58,500,000
DnB NOR Bank ASA, NY, 0.67%, 12/10/09	36,000	36,000,000
DnB NOR Bank ASA, NY, 0.50%, 1/07/10	19,000	19,000,000
DnB NOR Bank ASA, NY, 0.46%, 1/08/10	58,000	58,000,000
Intesa Funding LLC, NY, 0.49%, 1/11/10	20,000	20,000,000
Intesa Sanpaolo SpA, NY, 0.90%, 8/31/09	30,000	30,000,000
Intesa Sanpaolo SpA, NY, 0.52%, 12/29/09	22,000	22,000,000
Lloyd's TSB Bank Plc, NY, 0.56%, 9/15/09	25,000	25,000,000
Lloyd's TSB Bank Plc, NY, 0.44%, 10/23/09	55,000	55,000,000
Lloyd's TSB Bank Plc, NY, 0.44%, 10/26/09	50,000	50,000,000
Mizuho Corporate Bank, NY, 0.65%, 8/06/09	30,600	30,600,000
Rabobank Nederland NV, NY, 0.85%, 8/03/09	35,000	35,000,000
Rabobank Nederland NV, NY, 0.40%, 10/13/09	25,000	25,000,000
Rabobank Nederland NV, NY, 0.50%, 11/30/09	22,000	22,000,000
Royal Bank of Scotland, CT, 1.06%, 8/03/09	32,000	32,000,000
Royal Bank of Scotland, CT, 0.63%, 9/18/09	30,000	30,000,383
Royal Bank of Scotland, CT, 0.63%, 9/30/09	50,000	50,000,000
Royal Bank of Scotland, CT, 0.50%, 10/19/09	60,000	60,000,000
Royal Bank of Scotland, NY, 0.50%, 10/13/09	45,000	45,000,000
Societe Generale, NY, 0.53%, 1/07/10	22,000	22,000,000
Societe Generale, NY, 0.52%, 1/08/10	75,000	75,000,000
Societe Generale, NY, 0.44%, 1/11/10	35,000	35,000,000
Svenska Handelsbanken AB, NY, 0.62%, 11/30/09	25,000	25,000,412
Svenska Handelsbanken AB, NY, 0.57%, 12/14/09	30,000	30,001,105
Toronto-Dominion Bank, NY, 0.44%, 9/15/09	35,000	35,000,208
UBS AG, Stamford, 0.71%, 9/04/09	37,000	37,000,000

Ready Assets Prime Money Fund
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
UBS AG, Stamford, 0.70%, 9/28/09	$ 35,250	$ 35,252,733
UBS AG, Stamford, 0.60%, 10/08/09	80,000	80,000,000
UBS AG, Stamford, 0.57%, 11/03/09	15,000	15,000,000
Westpac Banking Corp., NY, 0.40%, 1/28/10	28,000	28,000,000
Total Certificates of Deposit - Yankee		1,605,356,970
Commercial Paper - 31.0% (c)
Antalis U.S. Funding Corp., 0.42%, 8/26/09	25,000	24,993,292
Antalis U.S. Funding Corp., 0.36%, 9/08/09	51,000	50,981,640
Atlantis One Funding Corp., 0.45%, 8/05/09	40,000	39,999,000
Banco Bilbao Vizcaya Argentaria SA, London, 1.00%, 11/13/09	55,500	55,342,750
Banco Santander Puerto Rico, 0.36%, 8/14/09	23,000	22,997,470
Barton Capital Corp., 0.34%, 10/02/09	42,128	42,104,127
Barton Capital Corp., 0.33%, 10/05/09	25,000	24,985,563
CAFCO, LLC, 0.28%, 9/18/09	47,000	46,983,184
CHARTA, LLC, 0.30%, 9/14/09	7,500	7,497,375
CRC Funding, LLC, 0.35%, 8/11/09	32,500	32,497,472
Chariot Funding LLC, 0.32%, 9/21/09	35,000	34,984,756
Ciesco, LLC, 0.30%, 9/14/09	15,000	14,994,750
DANSKE Corp. -GTD, 0.45%, 8/07/09	50,000	49,997,500
DANSKE Corp. -GTD, 0.76%, 11/02/09	35,000	34,933,203
DnB NOR Bank ASA, 1.60%, 10/08/09	20,000	19,941,333
DnB NOR Bank ASA, 0.44%, 1/15/10	11,000	10,977,817
Enterprise Funding Co. LLC, 0.38%, 9/02/09	12,000	11,996,200
Fairway Finance Co., LLC, 0.37%, 8/25/09	17,000	16,996,156
Fairway Finance Co., LLC, 0.36%, 9/21/09	23,000	22,988,730
Fairway Finance Co., LLC, 0.35%, 10/09/09	35,000	34,977,201
Fairway Finance Co., LLC, 0.33%, 10/13/09	8,000	7,994,793
Fortis Funding LLC, NY, 0.67%, 9/24/09	30,000	29,970,967
Gemini Securitization Corp., 0.24%, 8/21/09	19,500	19,497,660
ING U.S. Funding LLC, 0.35%, 8/20/09	43,000	42,992,893
ING U.S. Funding LLC, 0.42%, 9/08/09	25,000	24,989,500
Intesa Funding LLC, 0.33%, 10/06/09	94,000	93,944,853
JPMorgan Chase Funding, Inc., 0.35%, 8/13/09	7,000	6,999,319
Jupiter Securitization Co. LLC, 0.37%, 8/10/09	30,000	29,997,842
Kitty Hawk Funding Corp., 0.32%, 10/14/09	20,045	20,032,171
Kitty Hawk Funding Corp., 0.32%, 10/16/09	23,048	23,032,840
Mont Blanc Capital Corp., 0.46%, 8/17/09	26,832	26,827,200
Old Line Funding, LLC, 0.36%, 8/10/09	17,092	17,090,804
Royal Bank of Scotland Group Plc, 0.45%, 9/01/09	10,500	10,496,194
Royal Bank of Scotland Group Plc, 0.57%, 10/15/09	5,000	4,994,221
SanPaolo IMI U.S. Financial Co., 0.58%, 12/23/09	30,000	29,931,367
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	28,000	28,000,000
Scaldis Capital LLC, 0.60%, 8/03/09	40,000	40,000,000
Scaldis Capital LLC, 0.70%, 8/04/09	20,000	19,999,611
Societe Generale, 0.69%, 8/06/09	27,000	26,998,447
Societe Generale, 0.51%, 12/16/09	40,000	39,923,500

Ready Assets Prime Money Fund
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Societe Generale, 0.42%, 1/27/10	$ 4,000	$ 3,991,740
Solitaire Funding LLC, 0.47%, 8/21/09	30,000	29,992,950
Solitaire Funding LLC, 0.34%, 9/21/09	50,000	49,976,861
Straight-A Funding, LLC, 0.43%, 8/10/09	34,969	34,966,076
Straight-A Funding, LLC, 0.39%, 8/18/09	23,000	22,996,262
Straight-A Funding, LLC, 0.37%, 9/08/09	18,000	17,993,340
Straight-A Funding, LLC, 0.35%, 10/09/09	746	745,514
Straight-A Funding, LLC, 0.33%, 10/13/09	10,000	9,993,492
Svenska Handelsbanken AB, 0.54%, 8/05/09	35,000	34,998,950
UBS Finance (Delaware), LLC, 0.70%, 8/24/09	11,000	10,995,508
UBS Finance (Delaware), LLC, 0.70% - 0.72%, 9/02/09	24,200	24,185,730
UBS Finance (Delaware), LLC, 0.55%, 10/09/09	9,000	8,990,787
Variable Funding Capital Corp., 0.30%, 8/27/09	12,500	12,497,500
Victory Receivables Corp., 0.51%, 8/03/09	32,000	32,000,000
Wells Fargo Bank, NA, 0.15%, 8/03/09	38,974	38,974,000
Total Commercial Paper		1,478,182,411
Corporate Notes - 6.1% (d)
Abbey National Treasury Services Plc, 0.76%, 7/20/10	35,515	35,515,000
Bank of Montreal, Chicago, 0.80%, 10/05/09 (e)	43,950	43,950,000
HSBC USA Inc., 0.93%, 10/15/09	8,070	8,070,000
ING Bank, NV, 0.98%, 8/24/09 (e)	26,100	26,100,000
ING USA Global, Funding Trust VI, 1.08%, 9/18/09	12,970	12,970,000
KBC Bank NV, 0.49%, 09/01/09	27,600	27,600,000
Lloyd's TSB Bank Plc, 1.29%, 8/07/09 (e)	35,000	35,000,000
Nordea Bank AB, 0.87%, 10/23/09 (e)	32,550	32,550,000
Rabobank Nederland NV, NY, 0.26%, 10/07/09 (e)	52,100	52,100,000
U.S. Bank, NA, 0.76%, 8/24/09	8,600	8,593,228
Wells Fargo & Co., 0.78%, 9/23/09	8,800	8,785,769
Total Corporate Notes		291,233,997
Funding Agreements - 0.5%
Genworth Life Insurance Co., 0.75%, 10/13/09 (d)(f)	25,000	25,000,000
U.S. Government Agency & Instrumentality Obligations - 22.0%
Fannie Mae Discount Notes, 0.59%, 8/12/09 (c)	64,000	63,990,560
Fannie Mae Discount Notes, 0.60%, 8/26/09 (c)	29,721	29,709,607
Fannie Mae Discount Notes, 0.97%, 8/05/10 (c)	27,370	27,359,974
Federal Home Loan Bank Discount Notes, 0.59%, 8/12/09 (c)	22,200	22,196,725
Federal Home Loan Bank Discount Notes, 0.59%, 8/19/09 (c)	27,000	26,992,920
Federal Home Loan Bank Discount Notes, 0.59%, 8/21/09 (c)	42,000	41,987,610
Federal Home Loan Bank Discount Notes, 0.59%, 8/25/09 (c)	15,000	14,994,592
Federal Home Loan Bank Discount Notes, 0.60%, 8/28/09 (c)	8,000	7,996,667
Federal Home Loan Bank Discount Notes, 0.58%, 9/02/09 (c)	42,000	41,979,700
Federal Home Loan Bank Discount Notes, 0.59%, 9/09/09 (c)	20,000	19,987,872
Federal Home Loan Bank Discount Notes, 0.60%, 9/11/09 (c)	15,000	14,990,250
Federal Home Loan Bank Discount Notes, 0.30%, 1/08/10 (c)	17,000	16,977,617
Federal Home Loan Bank Variable Rate Notes, 0.22%, 8/13/09 (d)	28,100	28,100,000

Ready Assets Prime Money Fund
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
Federal Home Loan Bank Variable Rate Notes, 0.20%, 8/14/09 (d)	$ 41,500	$ 41,499,875
Federal Home Loan Bank Variable Rate Notes, 0.73%, 2/05/10 (d)	28,355	28,355,000
Federal Home Loan Bank Variable Rate Notes, 0.82%, 2/26/10 (d)	29,680	29,680,000
Federal Home Loan Bank Variable Rate Notes, 0.39%, 7/09/10 (d)	53,710	53,699,956
Federal Home Loan Bank Variable Rate Notes, 0.50%, 10/08/10 (d)	33,000	32,988,269
Freddie Mac Discount Notes, 0.55%, 8/17/09 (c)	20,000	19,995,722
Freddie Mac Discount Notes, 0.59%, 8/24/09 (c)	25,000	24,991,396
Freddie Mac Discount Notes, 0.59% - 0.61%, 9/01/09 (c)	125,000	124,939,140
Freddie Mac Discount Notes, 0.57%, 9/08/09 (c)	13,000	12,992,590
Freddie Mac Variable Rate Notes, 0.41%, 7/14/10 (d)	32,000	31,989,440
Freddie Mac Variable Rate Notes, 0.64%, 8/24/10 (d)	23,400	23,401,065
Freddie Mac Variable Rate Notes, 0.63%, 9/03/10 (d)	51,575	51,563,787
Freddie Mac Variable Rate Notes, 0.36%, 2/14/11 (d)	116,130	116,101,946
Freddie Mac Variable Rate Notes, 0.66%, 4/01/11 (d)	30,000	30,050,303
Freddie Mac Variable Rate Notes, 0.90%, 5/05/11 (d)	70,000	69,962,954
Total U.S. Government Agency & Instrumentality Obligations		1,049,475,537
U.S. Treasury Obligations - 4.7% (c)
U.S. Treasury Bills, 0.39%, 8/06/09	25,300	25,299,178
U.S. Treasury Bills, 0.45%, 8/13/09	26,000	25,996,786
U.S. Treasury Bills, 0.47% - 0.49%, 8/20/09	67,000	66,984,903
U.S. Treasury Bills, 0.49%, 8/27/09	22,500	22,492,642
U.S. Treasury Bills, 0.32%, 9/03/09	28,400	28,392,290
U.S. Treasury Bills, 0.55%, 7/01/10	46,000	45,768,799
U.S. Treasury Bills, 0.47%, 7/29/10	10,500	10,450,650
Total U.S. Treasury Obligations		225,385,248
Repurchase Agreements - 0.5%
Barclays Bank Inc., 0.20%, 8/03/09 (Purchased on 7/31/09 to be repurchased at
$22,369,368, collateralized by U.S. Treasury Bonds, 4.25%, 8/15/15)	22,369	22,369,000
Total Repurchase Agreements		22,369,000
Total Investments (Cost - $4,815,153,163*) - 101.0%		4,815,153,163
Liabilities in Excess of Other Assets - (1.0)%		(45,142,396)
Net Assets - 100.0%		$ 4,770,010,767

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Issuer is a US branch of foreign domiciled bank.
(c) Rates shown are the discount rates or range of discount rates paid at the time of purchase.

(d) Variable rate security. Rate shown is as of report date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Restricted security as to resale, representing 0.5% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value
Genworth Life Insurance Co.,
0.75%, 10/13/09	10/10/08	$25,000,000	$25,000,000

Ready Assets Prime Money Fund

Schedule of Investments July 31, 2009 (Unaudited)

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2 - Short Term Investments[1]	$ 4,815,153,163
Level 3	-
Total	$ 4,815,153,163

1 See above Schedule of Investments for values in each security type.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Ready Assets Prime Money Fund

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: September 22, 2009